Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Balance with a Related Party	Balance with a related party
	As of June 30,
	2023	2024	2024
	HKD	HKD	US$
Prepayment to a related party:
Nebula 360 Services Limited	$-	$78,086	$10,000

Schedule of Balance with a Related Party	Transactions with related parties
			For the years ended June 30,
		Nature of	2022	2023	2024
Name of related parties	Relationship	transactions	HKD	HKD	HKD	US$
Noah Trust (Asia) Limited	Mr. Kenneth But being one of its directors	Payroll outsourcing service fee income	$6,000	$6,000	$6,000	$768
Nebula 360 Services Limited	Raymond, brother of Mr. Lao, being the director	Employment service fee expense	$-	$-	$23,460	$3,000